Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Profit (loss) for the year	$ 216,743	$ (11,168)	$ (45,567)
Adjustments for:
Depreciation	7,436	6,096	6,023
Amortization	19,809	21,150	23,335
Impairment of intangible assets	22	150	138
Impairment provision for non-financial assets	10,047
Intangible assets written off	982		17
Gain on discontinuation of equity accounted investments		(2,017)	(2,251)
Net gain on de-recognition of property, plant and equipment	(132)	(177)	(6)
Gain on lease modification	(12)	(100)	(417)
Net finance costs (income)	(27,672)	35,758	16,342
Share of profit of equity-accounted investees	(52)	(10)	(34)
Share based payment	36,963	35,643	36,645
Income tax benefit	(123,805)	(976)	(1,107)
Cash flows from (used in) operations before changes in working capital	140,329	84,349	33,118
Changes in:
Inventories	(195)	(6)	29
Trade and other receivables and contract assets	(25,112)	(37,675)	(11,014)
Other assets	(42,455)	(51,035)	(28,820)
Trade and other payables and contract liabilities	42,524	42,675	26,535
Employee benefits	1,705	879	1,433
Other liabilities	18,608	(2,767)	(26,338)
Cash generated from (used in) operating activities	135,404	36,420	(5,057)
Income tax refunded (paid), net	(9,664)	(4,207)	11,258
Net cash generated from operating activities	125,740	32,213	6,201
Cash flows from investing activities
Interest received	21,935	8,184	7,389
Acquisition of property, plant and equipment	(5,904)	(7,489)	(3,099)
Acquisition of intangible assets	(6,920)	(9,412)	(9,812)
Proceeds from sale of property, plant and equipment	389	410	304
Redemption of term deposits	345,903	308,308	249,272
Investment in term deposits	(423,612)	(251,681)	(360,436)
Acquisition of subsidiary, net of cash acquired (refer note 7 (b), 7(c), 7(d))	(6,476)	(1,457)
Loan given to equity-accounted investee received back (refer note 37)	24
Proceeds from sale of other investment (refer note 9)			38,500
Proceeds from discontinuation of equity accounted investment (refer note 8 (a))			336
Acquisition of other securities measured at FVTPL	(11)	(87)	(58)
Income tax paid on term deposits	(918)	(148)	(203)
Net cash generated from (used in) investing activities	(75,590)	46,628	(77,807)
Cash flows from financing activities
Direct cost incurred/paid in relation to convertible notes			(554)
Acquisition of non-controlling interest (refer note 7(a))	(7,427)	(5,035)	(5,613)
Proceeds from issuance of shares on exercise of share based awards	5,995	2,200	36
Proceeds from bank loans (refer note 28)	2,114	2,168	1,169
Repayment of bank loans (refer note 28)	(1,009)	(749)	(479)
Payment of principal portion of lease liabilities (refer note 28)	(3,105)	(2,415)	(1,771)
Interest paid, including finance and other charges	(2,804)	(2,376)	(2,357)
Net cash used in financing activities	(6,236)	(6,207)	(9,569)
Net increase (decrease) in cash and cash equivalents	43,914	72,634	(81,175)
Cash and cash equivalents at beginning of the year	284,018	213,283	295,066
Effect of exchange rate fluctuations on cash held	(867)	(1,899)	(608)
Cash and cash equivalents at end of the year (refer note 22)	$ 327,065	$ 284,018	$ 213,283